Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
REVENUES, net	$ 45,391	$ 272,049	$ 210,363	$ 585,359	$ 1,510,875	$ 610,323
COST OF GOODS SOLD	29,481	145,669	133,661	281,201	699,852	274,707
GROSS PROFIT	15,910	126,380	76,702	304,158	811,023	335,616
OPERATING EXPENSES:
Salaries and wages	384,917	397,239	789,726	815,457	1,591,949	830,922
Selling, general, and administrative expenses	233,876	391,250	525,445	818,117	1,493,819	702,168
Professional fees	200,880	229,278	442,248	411,167	797,833	435,749
Stock based compensation	178,687	133,062	359,062	262,687	650,271	242,146
Research and development	59,196	67,747	104,868	127,978	269,077	97,479
Depreciation and amortization	7,766	7,530	19,028	17,135	30,570	29,422
Total operating expenses	1,065,322	1,226,106	2,240,377	2,452,541	4,833,518	2,337,886
Loss from operations	(1,049,412)	(1,099,726)	(2,163,675)	(2,148,383)	(4,022,495)	(2,002,270)
OTHER INCOME (EXPENSE):
Change in fair value of derivative liability	17,385		17,385
Other income				556	556	17,253
Interest income		815	2	1,934	1,944	3,320
Interest expense	(49,667)	(1,211)	(70,826)	(2,092)	(4,227)	(3,537)
Total other (expense) income, net	(32,282)	(396)	(53,439)	398	(1,727)	17,036
Loss before the provision for income taxes	(1,081,694)	(1,100,122)	(2,217,114)	(2,147,985)	(4,024,222)	(1,985,234)
PROVISION FOR INCOME TAXES
NET LOSS	$ (1,081,694)	$ (1,100,122)	$ (2,217,114)	$ (2,147,985)	$ (4,024,222)	$ (1,985,234)
NET LOSS PER SHARE
Basic	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.02)	$ (0.03)	$ (0.02)
Diluted	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.02)	$ (0.03)	$ (0.02)
SHARES USED IN CALCULATION OF NET LOSS PER SHARE
Basic	136,934,763	122,975,014	135,449,180	122,825,595	127,304,856	99,951,385
Diluted	136,934,763	122,975,014	135,449,180	122,825,595	127,304,856	99,951,385